Share Capital - Canopy Growth (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Summary of Equity Financing

During the year ended March 31, 2018, the Company completed the following equity raises net of share issue costs of $9,400.

	Number of shares	Share capital

Bought deal equity financing - July 21, 2017	3,105,590	$24,922
Equity investment from Greenstar - November 2, 2017	18,876,901	173,765
Private placement equity financing - February 7, 2018	5,800,000	192,065

Total	27,782,491	$390,752

Summary of Equity Issuances Related to Acquisitions

During the year ended March 31, 2019, the Company issued the following shares, net of share issuance costs, as a result of business combinations that occurred in the current or prior years.

	Notes	Number of shares	Share capital	Share based reserve

Hiku	27(a)(iv)	7,943,123	$543,616	$-
Ebbu	27(a)(v)	5,275,005	233,802	29,880
CHI	27(a)(iii)	3,076,941	97,832	-
Spectrum Colombia	27(a)(ii)	1,193,237	46,018	-
DCL	27(a)(i)	666,362	24,644	1,956
Annabis	27(a)(ix)	50,735	1,558	-
Vert Medical (release from escrow)		88,469	-	-

Total		18,293,872	$947,470	$31,836

During the year ended March 31, 2018, the Company issued the following shares, net of share issuance costs, as a result of business combinations that occurred in the current or prior years.

	Notes	Number of shares	Share capital	Share based reserve

rTrees	27(c)(i)	3,494,505	$28,026	$1,079
Spot	27(c)(v)	111,669	984	-
Green Hemp	27(c)(v)	24,577	848	-
MedCann Access (release from escrow)		240,678	390	(390)
Hemp.CA (release from escrow)		129,016	-	-
Spektrum Cannabis (release from escrow)		367,981	-	-
Vert Medical (release from escrow)		147,453	-	-

Total		4,515,879	$30,248	$689

Summary of Other Equity Issuances

During the year ended March 31, 2019, the Company issued shares as a result of the following transactions:

	Notes	Number of shares	Share capital	Share based reserve

Completion of acquisition milestones	18(c)	2,455,446	$45,277	$(45,310)
Newfoundland lease purchase option		332,009	8,714	-
Royalty agreements		208,786	9,168	(2,864)
Asset acquisitions		61,492	2,251	-
Shares issued but held in escrow		46,781	2,076	(2,076)
Release from escrow to LBC Holdings, Inc.		25,097	1,038	(1,038)
Conversion of Hiku debenture	27(a)(iv)	22,866	1,580	(949)

Total		3,152,477	$70,104	$(52,237)

During the year ended March 31, 2018, the Company issued shares as a result of the following transactions:

	Notes	Number of shares	Share capital	Share based reserve

Release from escrow to LBC Holdings, Inc.	18(c)	87,836	$1,297	$(1,297)
Completion of acquisition milestones		398,651	4,278	(4,278)
Niagara asset acquisition		111,366	995	-
Asset acquisitions		117,253	3,225	-

Total		715,106	$9,795	$(5,575)

Summary of Warrants
(iv)	Warrants

	Note	Number of whole warrants	Average exercise price	Warrant value

Balance outstanding at March 31, 2017		-	$-	$-
Greenstar equity investment - net of warrant issue cost of $253		18,876,901	12.98	70,265
rTrees acquisition		242,408	3.83	1,303
Exercise of warrants		(207,297)	3.72	(1,113)

Balance outstanding at March 31, 2018		18,912,012	$12.96	$70,455
Issuance of warrants[1]		88,472,861	50.40	1,501,760
Replacement warrants granted through Hiku acquisition	27(a)(iv)	920,452	41.28	30,611
Exercise of warrants		(457,002)	41.12	(12,901)
Expiry of warrants		(1)	3.80	-

Balance outstanding at March 31, 2019[1]		107,848,322	$43.80	$1,589,925
[1] This balance excludes the Final Warrants, which represent a derivative liability and have nominal value, see note 19(a)(i).

Summary of Changes in Omnibus Plan Options

The following is a summary of the changes in the Company’s Omnibus Plan employee options during the years ended March 31, 2018 and 2019:

	Notes	Options issued	Weighted average exercise price

Balance outstanding at March 31, 2017		10,044,112	$3.97
Options granted		12,832,237	16.50
Replacement options issued as a result of the rTrees acquisition		224,433	3.18
Options exercised		(3,912,946)	2.82
Options forfeited/cancelled		(1,942,001)	9.32

Balance outstanding at March 31, 2018		17,245,835	$12.95
Options granted		22,145,198	51.49
Replacement options issued as a result of the CHI acquisitions	27(a)(iii)	568,005	14.98
Replacement options issued as a result of the Hiku acquisition	27(a)(iv)	291,629	10.64
Options exercised		(5,318,923)	11.48
Options forfeited/cancelled		(2,099,849)	55.37

Balance outstanding at March 31, 2019		32,831,895	$34.10

Summary of Outstanding Stock Options

The following is a summary of the outstanding stock options as at March 31, 2019:

	Options Outstanding		Options Exercisable

Range of Exercise Prices	Outstanding at March 31, 2019	Weighted Average Remaining Contractual Life (years)	Exercisable at March 31, 2019	Weighted Average Remaining Contractual Life (years)

$0.22 - $10.07	6,642,495	3.72	2,032,363	2.98
$10.08 - $35.00	5,572,023	4.63	1,574,181	4.36
$35.01 - $38.42	7,552,988	5.74	-	-
$38.43 - $43.12	6,894,360	5.39	191,713	4.34
$43.13 - $67.64	6,170,029	5.68	2,261	3.90

	32,831,895	5.06	3,800,518	3.62

Summary of Assumptions Used Following Black-Scholes Option Pricing Model to Establish Fair Value of Options

In determining the amount of share-based compensation related to options issued during the year, the Company used the Black-Scholes option pricing model to establish the fair value of options granted during the years ended March 31, 2019 and 2018 on their measurement date by applying the following assumptions:

	March 31, 2019	March 31, 2018

Risk-free interest rate	2.00%	1.54%
Expected life of options (years)	2 - 5	3 - 5
Expected annualized volatility	75%	64%
Expected forfeiture rate	12%	11%
Expected dividend yield	nil	nil
Black-Scholes value of each option	$24.98	$8.88

Summary of Share-based Compensation Expense related to Acquisition

Share-based compensation expense related to acquisition milestones is comprised of:

	Compensation expense
	March 31, 2019	March 31, 2018

Spectrum Denmark	$9,895	$7,206
Spectrum Colombia	28,893	-
Canindica	42,499	-
Other	18,877	12,269

	$100,164	$19,475